DISCONTINUED OPERATIONS - Income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DISCONTINUED OPERATIONS
Net operating revenue	R$ 29,080,513	R$ 29,042,129	R$ 26,214,853
Operational expenses	(26,371,596)	(20,441,343)	(9,852,006)
OPERATING PROFIT BEFORE FINANCIAL RESULT	6,937,255	8,600,786	16,362,847
Net financial income	(1,671,646)	(2,448,786)	(447,468)
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS	R$ 6,952,646	7,217,786	17,219,402
Profit from Discontinued Operaions		3,284,975	(99,223)
Discontinued operations
DISCONTINUED OPERATIONS
Net operating revenue		1,648,758	11,881,505
Operational costs		(1,540,551)	(7,294,157)
Operational expenses		(2,461,635)	(5,767,169)
OPERATING PROFIT BEFORE FINANCIAL RESULT		(2,353,428)	(1,179,821)
Net financial income		(337,401)	(1,572,694)
Effect on sale of subsidiary		6,118,816	2,967,098
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS		3,427,987	214,583
Income tax and social contribution expenses		(143,012)	(313,806)
Profit from Discontinued Operaions		R$ 3,284,975	R$ (99,223)